STATUTORY RESERVES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Insurance [Abstract]
Statutory reserves description	Under the laws of the PRC the Company’s subsidiaries are required to make appropriate at least 10% of their annual after-tax profits, as determined in accordance with accounting principles generally accepted in the PRC (“PRC GAAP”), to a statutory surplus reserve until the accumulated balance of such reserve reaches 50% of the respective subsidiary’s registered capital.
[custom:StatutoryReserves-0]	$ 0	$ 0